Warrants - Subordination Warrants - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Feb. 29, 2016	Dec. 31, 2014	Dec. 31, 2013
Class Of Warrant Or Right [Line Items]
Warrants Exercisable	13,219,597	66,789,624		5,447,940
Subordination Warrants | Common Stock
Class Of Warrant Or Right [Line Items]
Warrants Exercisable	3,015
Exercise price	$ 64,750,000	$ 5.60	$ 7.00
Exercise period	5 years
Description of warrant terms	On December 31, 2016, the number of warrants issuable upon exercise of the Subordination Warrants will be increased to equal the difference, if positive, obtained by subtracting (x) the shares of common stock issuable under the Subordination Warrants on the date of issuance from (y) 0.5% of the sum of the number of shares of common stock actually outstanding on December 31, 2016, plus the number of shares of common stock deemed to be outstanding pursuant to all outstanding options or convertible securities of the Company. Each Subordination Warrant is exercisable by the holder beginning six months after December 30, 2015 and continuing for a period five years thereafter. Each Subordination Warrant will be exercisable initially at a price of $64.75 per share, subject to adjustments for certain dilutive events (same as the Series D Warrants) and subject to an exercise price floor equal to the Series D Warrant exercise floor price of $40.60 per share.
Subordination Warrants | Common Stock | Minimum
Class Of Warrant Or Right [Line Items]
Exercise price	$ 40.60
Common Stock Warrants
Class Of Warrant Or Right [Line Items]
Exercise price	$ 2.71	$ 0.39	$ 5.60	$ 4.17	$ 8.00